LONG-TERM DEBT (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 03, 2013	Feb. 04, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2012
Interest Expense			$ 141,000	$ 5,552,000
Proceeds from Issuance of Long-term Debt			$ 3,293,000		$ 3,717,000
Debt Financing Facility Agreement Amount	$ 5,000,000	$ 15,000,000
Facility Agreement [Member]
Fair Value Inputs, Discount Rate		20.00%
Premium On Reimbursement		$ 2,600,000
Interest Expense	2,200,000	2,500,000
Debt Financing Facility Agreement Amount	15,000,000	15,000,000
Fund Raised From Debt Financing Facility	2,800,000	12,400,000
Initial Loan Amount	5,000,000
Additional Loan Amount	5,000,000
Debt Financing Nominal Value	$ 5,000,000
Debt Repayment Term	Jan. 31, 2017
Royalty Agreement [Member]
Fund Raised From Debt Financing Facility	$ 2,200,000	$ 2,600,000
Long Term Debt Repayment Percentage	0.834%	1.75%
Debt Repayment Term	Dec. 31, 2024	Dec. 31, 2024
Deerfield Facility Agreement [Member]
Debt Repayment Term	Mar. 24, 2014
Broadfin Facility Agreement [Member]
Debt Repayment Term		Mar. 24, 2014
Eclat Pharmaceuticals [Member]
Percentage Of Earn Out Payment			20.00%			20.00%
Eclat Pharmaceuticals [Member] | Senior Secured Six Year Note [Member]
Secured Debt			$ 12,000,000				$ 12,000,000
Interest Expense			$ 3,000,000
American Depository Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,300,000